FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Jul. 21, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets
Cash and cash equivalents	$ 600	$ 1,670	$ 5,028	$ 10,545	$ 23,352
Financial liabilities
Accounts payable and accrued liabilities			0	$ 70
Warrant liability		1,952	1,564
Amortized Cost [Member]
Financial assets
Cash and cash equivalents		1,670	5,028
Prepaid expenses and other receivables		555	2,667
Financial liabilities
Accounts payable and accrued liabilities		1,100	2,836
Warrant liability
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Financial liabilities
Accounts payable and accrued liabilities
Warrant liability		$ 1,952	$ 1,564